Schedule I - Investments (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value		$ 6,319.8
Amount at which shown at the balance sheet		6,412.4
Privately-held Investments, trading	$ 341.2	475.0	$ 533.0
Other investments, at fair value	204.7	209.3	221.3
Fair Value, Recurring [Member] | Apollo Origination Partnership
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Privately-held Investments, trading		112.4
Other investments, at fair value		15.9
Fair Value, Recurring [Member] | Apollo Real Estate Fund
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Other investments, at fair value	$ 20.1	23.9	$ 25.3
U.S. government
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		1,473.6
Fair Value		1,448.1
Amount at which shown at the balance sheet		1,448.1
U.S. agency
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		7.5
Fair Value		7.2
Amount at which shown at the balance sheet		7.2
Municipal
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		136.9
Fair Value		131.2
Amount at which shown at the balance sheet		131.2
Corporate
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		2,229.9
Fair Value		2,130.8
Amount at which shown at the balance sheet		2,130.8
High yield loans
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		90.8
Fair Value		92.1
Amount at which shown at the balance sheet		92.1
Non-U.S. government-backed corporate
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		115.1
Fair Value		109.0
Amount at which shown at the balance sheet		109.0
Non-U.S government
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		315.7
Fair Value		308.6
Amount at which shown at the balance sheet		308.6
Asset-backed
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		936.0
Fair Value		908.2
Amount at which shown at the balance sheet		908.2
Agency commercial mortgage-backed securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		6.6
Fair Value		5.8
Amount at which shown at the balance sheet		5.8
Agency mortgage-backed
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		544.9
Fair Value		467.3
Amount at which shown at the balance sheet		467.3
Fixed maturities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		5,857.0
Fair Value		5,608.3
Amount at which shown at the balance sheet		5,608.3
Short-term investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		95.7
Fair Value		95.7
Amount at which shown at the balance sheet		95.7
Catastrophe Bonds
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		1.6
Fair Value		1.6
Amount at which shown at the balance sheet		1.6
Privately-held investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		509.6
Fair Value		437.1
Amount at which shown at the balance sheet		489.9
Equity Method Investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value		7.6
Amount at which shown at the balance sheet		7.6
Other investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value		169.6
Amount at which shown at the balance sheet		$ 209.3